Financial risk management - Liquidity risk (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial risk management
Net current liabilities	¥ 95,524,000
Undiscounted cash flows, including interest	611,220,000	¥ 443,890,000
Within 1 year
Financial risk management
Undiscounted cash flows, including interest	268,035,000	231,997,000
Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest	99,544,000	54,654,000
Between 2 and 5 years
Financial risk management
Undiscounted cash flows, including interest	176,351,000	111,294,000
After 5 years
Financial risk management
Undiscounted cash flows, including interest	¥ 67,290,000	45,945,000
Series A Preferred Shares | Liquidity risk
Financial risk management
Maximum exposure to issue price (as a percent)	100.00%
Accrued amount of maximum exposure (as a percent)	10.00%
Convertible note
Financial risk management
Undiscounted cash flows, including interest	¥ 44,565,000
Convertible note | Between 2 and 5 years
Financial risk management
Undiscounted cash flows, including interest	¥ 44,565,000
Convertible note 2016 | Liquidity risk
Financial risk management
Maximum exposure to issue price (as a percent)	100.00%
Accrued amount of maximum exposure (as a percent)	15.00%
Convertible note 2020 | Liquidity risk
Financial risk management
Maximum exposure to issue price (as a percent)	100.00%
Accrued amount of maximum exposure (as a percent)	15.00%
Exchangeable note liabilities | Liquidity risk
Financial risk management
Maximum exposure to issue price (as a percent)	100.00%
Accrued amount of maximum exposure (as a percent)	10.00%
Borrowings
Financial risk management
Undiscounted cash flows, including interest	¥ 226,615,000	146,560,000
Borrowings | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	146,764,000	133,237,000
Borrowings | Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest	54,657,000	13,323,000
Borrowings | Between 2 and 5 years
Financial risk management
Undiscounted cash flows, including interest	25,194,000
Lease liabilities
Financial risk management
Undiscounted cash flows, including interest	267,070,000	246,489,000
Lease liabilities | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	48,301,000	47,919,000
Lease liabilities | Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest	44,887,000	41,331,000
Lease liabilities | Between 2 and 5 years
Financial risk management
Undiscounted cash flows, including interest	106,592,000	111,294,000
Lease liabilities | After 5 years
Financial risk management
Undiscounted cash flows, including interest	67,290,000	45,945,000
Trade payables
Financial risk management
Undiscounted cash flows, including interest	33,654,000	17,017,000
Trade payables | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	33,654,000	17,017,000
Accruals and other payables (excluding accrued employee benefits and other taxes)
Financial risk management
Undiscounted cash flows, including interest	38,092,000	33,198,000
Accruals and other payables (excluding accrued employee benefits and other taxes) | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	38,092,000	33,198,000
Amounts due to related parties
Financial risk management
Undiscounted cash flows, including interest	1,224,000	626,000
Amounts due to related parties | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	¥ 1,224,000	¥ 626,000